Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,800,058	$ 4,707,717
Carrying amount	26,204	$ 28,951
USD denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	6,596
GBP denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	473
Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 73,769
Average fixed interest rate	0.0221
Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 73,464
Average fixed interest rate	0.0217
Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 29,119
Average fixed interest rate	0.0157
Average exchange rate	1.2930
Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,349
Average fixed interest rate	0.0211
Average exchange rate	1.4908
Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,353
Average fixed interest rate	0.0259
Average exchange rate	1.3430
Total Return Swaps [Member] | Equity price risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 381
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	2,757,752
Within 1 year [member] | USD denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	6,596
Within 1 year [member] | GBP denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	473
Within 1 year [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,252
Average fixed interest rate	0.0166
Within 1 year [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 14,516
Average fixed interest rate	0.0181
Within 1 year [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,939
Average fixed interest rate	0.0131
Average exchange rate	1.3347
Within 1 year [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,804
Average fixed interest rate	0.0174
Average exchange rate	1.5217
Within 1 year [member] | Total Return Swaps [Member] | Equity price risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 381
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,050,344
1 to 3 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 22,976
Average fixed interest rate	0.0167
1 to 3 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 21,919
Average fixed interest rate	0.0216
1 to 3 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10,572
Average fixed interest rate	0.0120
Average exchange rate	1.3035
1 to 3 years [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,726
Average fixed interest rate	0.0210
Average exchange rate	1.4685
1 to 3 years [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,817
Average fixed interest rate	0.0205
Average exchange rate	1.4361
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,316,949
3 to 5 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 30,790
Average fixed interest rate	0.0260
3 to 5 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 22,928
Average fixed interest rate	0.0229
3 to 5 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 11,781
Average fixed interest rate	0.0201
Average exchange rate	1.2923
3 to 5 years [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,618
Average fixed interest rate	0.0226
Average exchange rate	1.4999
3 to 5 years [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,427
Average fixed interest rate	0.0280
Average exchange rate	1.3338
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 614,532
5 to 10 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 14,751
Average fixed interest rate	0.0242
5 to 10 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 14,101
Average fixed interest rate	0.0236
5 to 10 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,576
Average fixed interest rate	0.0127
Average exchange rate	1.1871
5 to 10 years [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 109
Average fixed interest rate	0.0298
Average exchange rate	0.1696
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 60,481
Over 10 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 251
Average fixed interest rate	0.0302
Average exchange rate	1.3122
Over 10 years [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 201
Average fixed interest rate	0.0297
Average exchange rate	1.4870